UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  December 31, 2012
Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Guinness Asset Management Limited
Address:   14 Queen Anne s Gate
           London, England
           SW1H 9AA
Form 13F File Number:      028-12636
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Giles Robinette
Title:     Compliance Officer
Phone:     +44(0)20 7222 1665
Signature, Place, and Date of Signing:
  /s/ Giles Robinette        London, England            January 11, 2013

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       76
Form 13F Information Table Value Total:       158386
                                                (thousands)
List of Other Included Managers: NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     Form 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
- --------------------------  -------------      --------    --------   ---------------- ----------   --------  --------------------
                                                            VALUE    SHRS OR SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE

issuer                             class          CUSIP     value  shares shput/cdiscotherSOLE   SHARENONE
- ----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                        COM            002824100     707     10800SH     SOLE         10800
AFFILIATED MANAGERS GROUP          COM            008252108      25       190SH     SOLE           190
AFLAC INC                          COM            001055102     702     13220SH     SOLE         13220
ALLIANCEBERNSTEIN HOLDING LP       UNIT           01881G106      15       840SH     SOLE           840
AMERIPRISE FINL INC                COM            03076C106      19       300SH     SOLE           300
APACHE CORP                        COM            037411105    7772     99000SH     SOLE         99000
APPLIED MATLS INC                  COM            038222105       9       750SH     SOLE           750
GALLAGHER ARTHUR J                 COM            363576109     666     19210SH     SOLE         19210
ARTIO GLOBAL INVS INC              COM            04315B107       2      1300SH     SOLE          1300
BEST BUY INC                       COM            086516101       4       310SH     SOLE           310
BARRETT BILL CORP                  COM            06846N104    2309    129800SH     SOLE        129800
BLACKROCK INC                      COM            09247X101      21       100SH     SOLE           100
BLACKSTONE GROUP L P               UNIT           09253U108      21      1340SH     SOLE          1340
CANADIAN NAT RES LTD               COM            136385101    7837    272200SH     SOLE        272200
CARRIZO OIL & CO INC               COM            144577103    3529    168700SH     SOLE        168700
COMPANHIA ENERGETICA DE MINA       ADR            204409601      25      2258SH     SOLE          2258
CHESAPEAKE ENERGY CORP             COM            165167107    7371    443519SH     SOLE        443519
CHEVRON CORP                       COM            166764100    7613     70400SH     SOLE         70400
COCA COLA CO                       COM            191216100     676     18650SH     SOLE         18650
CONOCOPHILLIPS                     COM            20825C104    7550    130190SH     SOLE        130190
DEVON ENERGY CORP                  COM            25179M103    7431    142790SH     SOLE        142790
DIAMOND HILL INVESTMENT            COM            25264R207      14       200SH     SOLE           200
EXXON MOBIL                        COM            30231G102    7417     85700SH     SOLE         85700
FEDERATED INVS INC                 CL B           314211103      15       730SH     SOLE           730
FORTRESS INVESTMENT GROUP          CL A           34958B106      15      3320SH     SOLE          3320
FRANKLIN RES INC                   COM            354613101      23       180SH     SOLE           180
GENERAL DYNAMICS CORP              COM            369550108     746     10770SH     SOLE         10770
BLOCK H & R INC                    COM            093671105     736     39660SH     SOLE         39660
HALLIBURTON CO                     COM            406216101    7756    223570SH     SOLE        223570
HELIX ENERGY SOLUTIONS             COM            42330P107    8533    413430SH     SOLE        413430
HESS CORP                          COM            42809H107    7975    150590SH     SOLE        150590
ILLINOIS TOOL WKS INC              COM            452308109     712     11710SH     SOLE         11710
ITRON INC                          COM            465741106      49      1110SH     SOLE          1110
JA SOLAR HOLDINGS CO               ADR            466090206    1173    274752SH     SOLE        274752
JANUS CAP GROUP INC                COM            47102X105      22      2580SH     SOLE          2580
JOHNSON & JOHNSON                  COM            478160104     707     10080SH     SOLE         10080
KRAFT FOODS INC                    CL A           50076Q106     707     15549SH     SOLE         15549
L-3MUNICATIONS HLDGS INC           COM            502424104     714      9320SH     SOLE          9320
LDK SOLAR CO LTD                   ADR            50183L107      35     24070SH     SOLE         24070
MATTEL INC                         COM            577081102     685     18700SH     SOLE         18700
MERCK                              COM            58933Y105     679     16590SH     SOLE         16590
MICROSOFT CORP                     COM            594918104     705     26370SH     SOLE         26370
MONDELEZ INTERNATIONAL             CL A           609207105     715     28080SH     SOLE         28080
NASDAQ OMX GROUP INC               COM            631103108      20       800SH     SOLE           800
NETEASE INC                        ADR            64110W102      14       320SH     SOLE           320
NEWFIELD EXPL CO                   COM            651290108    7995    298560SH     SOLE        298560
NOBLE ENERGY INC                   COM            655044105    7756     76235SH     SOLE         76235
OCH ZIFF CAP MGMT GROUP            CL A           67551U105      12      1220SH     SOLE          1220
ORMAT TECHNOLOGIES INC             COM            686688102      43      2230SH     SOLE          2230
PATTERSON UTI ENERGY INC           COM            703481101    7736    415240SH     SOLE        415240
PENN VA CORP                       COM            707882106    2463    558599SH     SOLE        558599
PFIZER INC                         COM            717081103     699     27870SH     SOLE         27870
POSCO                              ADR            693483109      11       130SH     SOLE           130
POWER ONE INC NEW                  COM            73930R102      39      9550SH     SOLE          9550
PROCTER & GAMBLE CO                COM            742718109     683     10060SH     SOLE         10060
QEP RESOURCES                      COM            74733V100    2658     87800SH     SOLE         87800
RAYMOND JAMES FINANCIAL INC        COM            754730109      22       580SH     SOLE           580
RENESOLA LTD                       ADS            75971T103      37     23810SH     SOLE         23810
REYNOLDS AMERICAN INC              COM            761713106     682     16460SH     SOLE         16460
SOHU INC                           COM            83408W103      16       350SH     SOLE           350
STATE STR CORP                     COM            857477103      19       410SH     SOLE           410
STONE ENERGY CORP                  COM            861642106    3585    174700SH     SOLE        174700
STR HLDGS INC                      COM            78478V100      26     10130SH     SOLE         10130
SUNCOR ENERGY INC                  COM            867224107    7424    225775SH     SOLE        225775
SUNPOWER                           COM            867652406      47      8387SH     SOLE          8387
SUNTECH PWR HLDGS CO               ADR            86800C104      39     25740SH     SOLE         25740
TAIWAN SEMICONDUCTOR MFG LTD       ADR            874039100      27      1595SH     SOLE          1595
TRIANGLE PETE CORP                 COM            89600B201    1120    187000SH     SOLE        187000
TRINA SOLAR LIMITED                ADR            89628E104    1550    357130SH     SOLE        357130
ULTRA PETROLEUM                    COM            903914109    2052    113200SH     SOLE        113200
UNIT CORP                          COM            909218109    7465    165694SH     SOLE        165694
VALERO ENERGY CORP                 COM            91913Y100    8305    243395SH     SOLE        243395
V F CORP                           COM            918204108     663      4390SH     SOLE          4390
WADDELL & REED FINL INC            CL A           930059100      29       840SH     SOLE           840
WAL-MART STORES INC                COM            931142103     670      9820SH     SOLE          9820
YINGLI GREEN ENERGY HLDG CO        ADR            98584B103      42     17700SH     SOLE         17700

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